SUBSEQUENT EVENTS (Narrative) (Details) - 1 months ended Feb. 15, 2024 - Subsequent Event [Member] $ in Thousands	₪ / shares shares	USD ($)
Subsequent Event [Line Items]
Gross Proceeds | $		$ 10,000,000
Number of ordinary shares | shares	625,000
Offering Price | ₪ / shares	₪ 16